Income Taxes (Schedule Of Income Tax Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Income before provision in lieu of income taxes	$ 684	$ 728	$ 681
Provision in lieu of income taxes at the US federal statutory rate of 35%	239	255	238
Amortization of investment tax credits - net of deferred tax effect	(3)	(3)	(3)
Amortization (under regulatory accounting) of statutory tax rate changes	(1)	(2)	(2)
Amortization of Medicare subsidy regulatory asset		14	14
Texas margin tax, net of federal tax benefit	13	16	15
Nondeductible losses (gains) on benefit plan investments		(2)	(3)
Other, including audit settlements	4		(10)
Total provision in lieu of income taxes	$ 252	$ 278	$ 249
Effective rate	36.80%	38.20%	36.60%
US federal statutory rate	35.00%	35.00%	35.00%